Risk Management - Summary of Sensitivity Analysis for Foreign Exchange Risk on Financial Instruments (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	$ (1,271)
Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(96)
Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(23)
Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(4,284)
Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(21)
Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	150
Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(5,545)
Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	1,757
Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	58,401
Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	3,783
Derivatives assets [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	3
Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	6,308
Derivatives assets [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	2
Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	3,209
Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(63,455)
Derivative liabilities [member] | Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(96)
Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(26)
Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(10,592)
Derivative liabilities [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(23)
Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(4,816)
Probable Scenario [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	22
Probable Scenario [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	1
Probable Scenario [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	35
Probable Scenario [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	1
Probable Scenario [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(2)
Probable Scenario [member] | Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	57
Probable Scenario [member] | Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(28)
Probable Scenario [member] | Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(1,024)
Probable Scenario [member] | Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(66)
Probable Scenario [member] | Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(51)
Probable Scenario [member] | Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(50)
Probable Scenario [member] | Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	1,112
Probable Scenario [member] | Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	1
Probable Scenario [member] | Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	86
Probable Scenario [member] | Derivative liabilities [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	1
Probable Scenario [member] | Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	76
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(318)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(24)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(6)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(1,071)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(5)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	37
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(1,387)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	439
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	14,600
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	946
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivatives assets [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	1
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	1,577
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivatives assets [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	1
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	802
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(15,864)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivative liabilities [member] | Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(24)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(7)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(2,648)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivative liabilities [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(6)
Probable Stressed Scenario Of Twenty Five Percentage [Member] | Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(1,204)
Probable Stressed Scenario of Fifty Percentage [Member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(637)
Probable Stressed Scenario of Fifty Percentage [Member] | Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(48)
Probable Stressed Scenario of Fifty Percentage [Member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(11)
Probable Stressed Scenario of Fifty Percentage [Member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(2,142)
Probable Stressed Scenario of Fifty Percentage [Member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(10)
Probable Stressed Scenario of Fifty Percentage [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	76
Probable Stressed Scenario of Fifty Percentage [Member] | Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(2,772)
Probable Stressed Scenario of Fifty Percentage [Member] | Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	879
Probable Stressed Scenario of Fifty Percentage [Member] | Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	29,200
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	1,891
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	2
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	3,154
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	1
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	1,605
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(31,728)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(48)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(13)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(5,296)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	(11)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Exposure	$ (2,408)